Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 22, 2011
Registrant Name	dei_EntityRegistrantName	JAMES ADVANTAGE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001045487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2011
Prospectus Date	rr_ProspectusDate	May 23, 2011